Quarterly portfolio holdings
John Hancock
Regional Bank Fund
U.S. equity
July 31, 2025
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Fund’s investments

As of 7-31-25 (unaudited)
	Shares	Value
Common stocks 99.6%		$804,107,823
(Cost $385,825,756)
Financials 99.6%		804,107,823
Banks 99.6%
1st Source Corp.	108,152	6,469,653
ACNB Corp.	68,890	2,900,269
American Business Bank	122,643	6,008,281
Ameris Bancorp	201,480	13,771,158
Bank of America Corp.	330,487	15,622,120
Bank of Marin Bancorp	212,731	4,818,357
Bank7 Corp.	141,381	6,261,764
Banner Corp.	69,863	4,336,746
Bar Harbor Bankshares	164,095	4,765,319
BayCom Corp.	191,570	5,174,306
Business First Bancshares, Inc.	216,279	5,136,626
C&F Financial Corp.	55,908	3,569,726
Cadence Bank	231,644	8,072,793
California BanCorp (A)	259,257	3,886,262
Camden National Corp.	124,279	4,686,561
CB Financial Services, Inc.	83,544	2,644,585
Central Pacific Financial Corp.	180,241	4,805,225
Chemung Financial Corp.	54,054	2,735,132
ChoiceOne Financial Services, Inc.	104,791	3,080,855
Citizens Community Bancorp, Inc.	277,240	4,086,518
Citizens Financial Group, Inc.	482,296	23,015,165
Civista Bancshares, Inc.	287,841	5,604,264
CNB Financial Corp.	122,545	2,812,408
Coastal Financial Corp. (A)	169,958	16,349,960
Colony Bankcorp, Inc.	145,899	2,391,285
Columbia Banking System, Inc.	330,245	7,859,831
Comerica, Inc.	107,405	7,257,356
Community West Bancshares	184,017	3,542,327
ConnectOne Bancorp, Inc.	171,294	3,944,901
Cullen/Frost Bankers, Inc.	91,304	11,633,043
CVB Financial Corp.	219,035	4,093,764
Dime Community Bancshares, Inc.	209,867	5,815,415
Eagle Bancorp Montana, Inc.	213,006	3,433,657
East West Bancorp, Inc.	163,785	16,419,446
Eastern Bankshares, Inc.	402,980	6,226,041
Equity Bancshares, Inc., Class A	166,981	6,275,146
Farmers & Merchants Bancorp, Inc.	152,078	3,651,393
Farmers National Banc Corp.	194,894	2,638,865
Fifth Third Bancorp	439,534	18,271,428
First Business Financial Services, Inc.	137,620	6,553,464
First Citizens BancShares, Inc., Class A	3,330	6,642,551
First Community Corp.	183,655	4,550,053
First Financial Bancorp	310,106	7,516,969
First Horizon Corp.	360,333	7,858,863
First Merchants Corp.	233,465	8,899,686
First Mid Bancshares, Inc.	110,248	4,186,117
Flushing Financial Corp.	311,641	3,736,576
German American Bancorp, Inc.	144,156	5,538,474
Great Southern Bancorp, Inc.	68,359	3,892,361
Hancock Whitney Corp.	262,478	15,675,186
HBT Financial, Inc.	252,693	6,284,475
Heritage Commerce Corp.	629,317	5,821,182
2	JOHN HANCOCK REGIONAL BANK FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Heritage Financial Corp.	186,047	$4,193,499
Horizon Bancorp, Inc.	405,493	6,281,087
Huntington Bancshares, Inc.	1,270,242	20,870,076
Independent Bank Corp. (Massachusetts)	160,844	10,221,636
Independent Bank Corp. (Michigan)	189,248	5,781,526
JPMorgan Chase & Co.	52,750	15,626,660
KeyCorp	991,110	17,760,691
Landmark Bancorp, Inc.	135,317	3,286,850
Live Oak Bancshares, Inc.	140,836	4,451,826
M&T Bank Corp.	128,891	24,321,731
Metrocity Bankshares, Inc.	116,455	3,214,158
Mid Penn Bancorp, Inc.	144,478	3,965,921
NBT Bancorp, Inc.	216,026	8,939,156
Nicolet Bankshares, Inc.	111,126	14,335,254
Northrim BanCorp, Inc.	95,696	7,993,487
Norwood Financial Corp.	82,109	1,990,322
Ohio Valley Banc Corp.	93,980	3,029,915
Old National Bancorp	688,966	14,544,072
Old Second Bancorp, Inc.	468,897	7,957,182
OP Bancorp	338,567	4,333,658
Orange County Bancorp, Inc.	162,199	4,053,353
Orrstown Financial Services, Inc.	121,559	3,994,429
Pinnacle Financial Partners, Inc.	165,258	14,524,526
Plumas Bancorp	86,481	3,568,206
Popular, Inc.	141,891	16,257,871
Prosperity Bancshares, Inc.	63,793	4,249,890
Provident Financial Holdings, Inc.	171,909	2,634,505
QCR Holdings, Inc.	121,171	8,603,141
Red River Bancshares, Inc.	74,444	4,479,295
Regions Financial Corp.	833,166	21,104,095
Renasant Corp.	401,728	14,719,314
Riverview Bancorp, Inc.	564,643	2,783,690
SB Financial Group, Inc.	189,489	3,564,288
Shore Bancshares, Inc.	434,589	6,740,475
Sierra Bancorp	184,478	5,408,895
Southern Missouri Bancorp, Inc.	120,069	6,494,532
SouthState Corp.	87,312	8,222,171
Stock Yards Bancorp, Inc.	104,368	7,802,552
Synovus Financial Corp.	273,648	12,927,132
The First Bancorp, Inc.	130,168	3,281,535
The PNC Financial Services Group, Inc.	76,306	14,518,743
Timberland Bancorp, Inc.	150,947	4,723,132
TriCo Bancshares	207,506	8,532,647
Truist Financial Corp.	294,686	12,880,725
U.S. Bancorp	376,401	16,922,989
Virginia National Bankshares Corp.	107,382	3,959,174
Washington Trust Bancorp, Inc.	134,442	3,621,867
Westamerica BanCorp	108,873	5,215,017
Western Alliance Bancorp	141,957	11,010,185
WSFS Financial Corp.	301,611	16,540,347
Zions Bancorp NA	306,723	16,446,487

SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK REGIONAL BANK FUND | QUARTERLY REPORT	3

	Yield (%)	Shares	Value
Short-term investments 0.6%			$4,883,255
(Cost $4,883,230)
Short-term funds 0.6%			4,883,255
John Hancock Collateral Trust (B)	4.2650(C)	488,233	4,883,255

Total investments (Cost $390,708,986) 100.2%	$808,991,078
Other assets and liabilities, net (0.2%)	(1,862,449)
Total net assets 100.0%	$807,128,629

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 7-31-25.
4	JOHN HANCOCK REGIONAL BANK FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of July 31, 2025, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	488,233	$5,289,688	$74,198,031	$(74,604,260)	$(222)	$18	$160,347	—	$4,883,255
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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